Capital disclosures - Additional Information (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	2.20	2.30
Top of range [member]
Disclosure Of Capital Disclosures [Line Items]
Ratio of net debt to funds from operations	1.5